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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number 811-21655

                          A T FUNDS INVESTMENT TRUST
                     300 Pacific Coast Highway, Suite 305
                      Huntington Beach, California 92648
                                (714) 969-0521

                         Alexander L. Popof, Treasurer
                     300 Pacific Coast Highway, Suite 305
                      Huntington Beach, California 92648
                                (714) 969-0521

                       Date of fiscal year end: March 31

            Date of reporting period: April 1, 2007 - June 30, 2007

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Item 1. Schedule of Investments.

A T FUND OF FUNDS
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2007 (unaudited)

UNITS         SECURITY DESCRIPTION                                                                 VALUE
-----         --------------------                                                              -----------
COMMON STOCK - 2.7%
GUERNSEY - 2.7%
      104,099   Tetragon Financial Group, Ltd. (Cost 1,040,990)                                 $   982,695
                                                                                                -----------
PORTFOLIO FUNDS - 100.1%
GRAND CAYMAN ISLANDS - 8.1%
        1,672   CRC Global Structured Credit Fund, Ltd.                                           2,218,767
          623   Global Securities Emerging Markets Relative Value Fund Segregated Portfolio A/1     692,696
                                                                                                -----------
Total Grand Cayman Islands (Cost $2,485,256)                                                      2,911,463
                                                                                                -----------
UNITED STATES - 92.0%
    1,550,000   ASI Global Relative Value Fund, LP                                                1,678,579
      750,000   Braddock Mortgage Opportunity Fund VI, Series A, LP                                 980,880
    1,000,000   Brigadier Capital, LP Class S                                                     1,116,055
      850,000   Duration Municipal Fund, LP                                                         986,844
      162,137   Eidesis Structured Credit Fund, LP                                                  209,465
    1,600,000   Elgin Corporate Credit Partners, LP                                               1,861,374
    1,600,000   Endeavour Fund I, LLC                                                             1,671,382
      500,000   Good Hill Partners, LP                                                              511,617
      750,000   Marathon Structured Finance Fund, LP                                                920,883
    1,850,000   Midway Market Neutral Fund, LLC                                                   2,140,729
    1,541,211   MKP Credit II, LP                                                                 1,876,823
    3,650,000   New Ellington Credit Partners, LP                                                 4,241,117
    3,250,000   New Ellington Partners, LP                                                        3,876,569
    1,628,805   Parallel Absolute Return Fund, LP                                                 1,671,181
      500,000   Parmenidies Fund, LP                                                                503,972
    1,750,000   Pursuit Capital Management Fund I, LP                                             1,993,903
      500,000   Rose Grove Partners I, LP                                                           521,273
    1,000,000   Smith Breeden Mortgage Partners, LP                                               1,098,579
    2,050,000   Sorin Fund, LP                                                                    2,700,207
    2,200,000   Waterfall Eden Fund, LP                                                           2,607,868
                                                                                                -----------
Total United States (Cost $28,682,153)                                                           33,169,300
                                                                                                -----------
TOTAL INVESTMENTS IN PORTFOLIO FUNDS (COST $32,208,399)                                          36,080,763
                                                                                                -----------
TOTAL INVESTMENTS* - 102.8% (COST $32,208,399)                                                  $37,063,458
OTHER ASSETS AND LIABILITIES, NET - (2.8)%                                                       (1,001,821)
                                                                                                -----------
TOTAL NET ASSETS - 100.0%                                                                       $36,061,637
                                                                                                ===========

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*   Cost for Federal income tax purposes is substantially the same as for financial statement purposes. Net unrealized appreciation (depreciation) consists of:

          Gross Unrealized Appreciation                           $4,913,354
          Gross Unrealized Depreciation                          ($   58,295)
                                                                 -----------
          Net Unrealized Appreciation (Depreciation)              $4,855,059
                                                                 ===========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION
WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS
WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR UNAUDITED SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION
ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

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Item 2. Controls and Procedures.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

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                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

A T FUNDS INVESTMENT TRUST

By:   /s/ Mark G. Torline
      --------------------------------
      Mark G. Torline, Chief Executive Officer

Date: 8/22/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Mark G. Torline
      --------------------------------
      Mark G. Torline, Chief Executive Officer

Date: 8/22/07

By:   /s/ Alexander L. Popof
      --------------------------------
      Alexander L. Popof, Chief Financial Officer

Date: 8/22/007